Quarterly Holdings Report
for
Fidelity® Global Commodity Stock Fund
January 31, 2024
GCS-NPRT1-0324
1.879386.114
Common Stocks - 99.9%
	Shares	Value ($)
Chemicals - 7.7%
Fertilizers & Agricultural Chemicals - 7.7%
CF Industries Holdings, Inc.	89,400	6,750,594
Corteva, Inc.	584,700	26,592,156
FMC Corp.	185,200	10,408,240
Nutrien Ltd.	626,683	31,249,082
		75,000,072
Containers & Packaging - 1.3%
Paper & Plastic Packaging Products & Materials - 1.3%
Billerud AB	332,500	2,961,832
Smurfit Kappa Group PLC	258,100	9,636,986
		12,598,818
Electrical Equipment - 0.1%
Electrical Components & Equipment - 0.1%
GrafTech International Ltd.	683,684	909,300
Energy Equipment & Services - 2.5%
Oil & Gas Drilling - 1.5%
Diamond Offshore Drilling, Inc. (a)	597,300	7,287,060
Noble Corp. PLC	159,600	7,043,148
		14,330,208
Oil & Gas Equipment & Services - 1.0%
DOF Group ASA	907,400	4,929,885
Tidewater, Inc. (a)	76,200	5,119,878
		10,049,763
TOTAL ENERGY EQUIPMENT & SERVICES		24,379,971
Food Products - 8.0%
Agricultural Products & Services - 5.5%
Archer Daniels Midland Co.	961,400	53,434,612
Packaged Foods & Meats - 2.5%
JBS SA	5,038,800	23,829,139
Tyson Foods, Inc. Class A	9,100	498,316
		24,327,455
TOTAL FOOD PRODUCTS		77,762,067
Metals & Mining - 32.7%
Aluminum - 0.2%
Alcoa Corp.	65,300	1,942,675
Copper - 2.9%
ERO Copper Corp. (a)	527,340	8,256,541
First Quantum Minerals Ltd.	2,154,971	19,554,945
		27,811,486
Diversified Metals & Mining - 11.7%
Anglo American PLC (United Kingdom)	601,000	14,326,445
BHP Group Ltd. (London)	963,697	29,677,425
Glencore PLC	3,086,100	16,328,425
Sigma Lithium Corp. (a)(b)	378,000	7,582,680
Sumitomo Metal Mining Co. Ltd.	106,300	2,937,991
Teck Resources Ltd. Class B (sub. vtg.)	1,082,000	43,305,753
		114,158,719
Gold - 7.1%
Agnico Eagle Mines Ltd. (Canada)	227,917	11,202,168
Alamos Gold, Inc.	639,900	7,748,575
Franco-Nevada Corp.	140,471	15,197,971
Wheaton Precious Metals Corp.	751,300	35,210,988
		69,359,702
Precious Metals & Minerals - 3.7%
Anglo American Platinum Ltd.	93,712	3,989,186
Impala Platinum Holdings Ltd.	1,789,300	6,945,445
Northam Platinum Holdings Ltd.	3,709,000	24,986,843
		35,921,474
Steel - 7.1%
Champion Iron Ltd. (b)	5,081,500	27,591,171
Reliance Steel & Aluminum Co.	143,600	40,986,312
Stelco Holdings, Inc.	5,700	182,983
		68,760,466
TOTAL METALS & MINING		317,954,522
Oil, Gas & Consumable Fuels - 35.5%
Coal & Consumable Fuels - 0.5%
Alliance Resource Partners LP	224,200	4,710,442
Integrated Oil & Gas - 19.0%
Cenovus Energy, Inc. (Canada)	2,484,500	40,248,734
Exxon Mobil Corp.	688,700	70,805,246
Petroleo Brasileiro SA - Petrobras (ON)	1,484,000	12,628,258
Shell PLC (London)	1,986,316	61,580,420
		185,262,658
Oil & Gas Exploration & Production - 10.2%
Antero Resources Corp. (a)	1,464,912	32,726,134
Canadian Natural Resources Ltd.	390,000	24,958,608
Gulfport Energy Corp. (a)	4,352	552,269
Mach Natural Resources LP	318,530	5,698,502
MEG Energy Corp. (a)	1,144,500	21,639,473
Range Resources Corp.	479,900	13,936,296
		99,511,282
Oil & Gas Storage & Transportation - 5.8%
Energy Transfer LP	2,223,300	31,793,190
Plains GP Holdings LP Class A	746,100	12,071,898
Targa Resources Corp.	147,400	12,523,104
		56,388,192
TOTAL OIL, GAS & CONSUMABLE FUELS		345,872,574
Paper & Forest Products - 11.6%
Forest Products - 4.4%
Interfor Corp. (a)(b)	640,200	9,904,541
Svenska Cellulosa AB SCA (B Shares)	1,024,600	13,985,714
West Fraser Timber Co. Ltd.	235,100	18,695,036
		42,585,291
Paper Products - 7.2%
Mondi PLC	177	3,172
Stora Enso Oyj (R Shares)	1,259,800	16,085,719
Suzano Papel e Celulose SA	1,027,400	10,704,503
UPM-Kymmene Corp.	1,202,700	43,762,848
		70,556,242
TOTAL PAPER & FOREST PRODUCTS		113,141,533
Pharmaceuticals - 0.5%
Pharmaceuticals - 0.5%
Bayer AG	168,900	5,255,596
TOTAL COMMON STOCKS (Cost $925,843,915)		972,874,453

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	1,924,975	1,925,360
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	8,260,813	8,261,639
TOTAL MONEY MARKET FUNDS (Cost $10,186,999)		10,186,999

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $936,030,914)	983,061,452
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(9,630,113)
NET ASSETS - 100.0%	973,431,339

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	9,510,122	109,741,687	117,326,449	90,401	-	-	1,925,360	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	16,678,557	151,929,568	160,346,486	110,229	-	-	8,261,639	0.0%
Total	26,188,679	261,671,255	277,672,935	200,630	-	-	10,186,999

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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